Disclosure of information on segments - Reconciliation of segment liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information on segments [Line Items]
Liabilities	$ 1,755,371	$ 1,488,202	$ 1,364,588
Operating segments
Disclosure of information on segments [Line Items]
Liabilities	3,586,904	2,683,394	2,786,627
Adjustments and eliminations
Disclosure of information on segments [Line Items]
Liabilities	(1,831,533)	(1,195,192)	(1,422,039)
Elimination of liabilities of equity accounted investees, not consolidated
Disclosure of information on segments [Line Items]
Liabilities	(1,822,665)	(1,380,186)	(1,379,966)
Elimination of intercompany payables
Disclosure of information on segments [Line Items]
Liabilities	(21,692)	(240,557)	(43,472)
Other
Disclosure of information on segments [Line Items]
Liabilities	$ 12,824	$ 425,551	$ 1,399